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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number____811-21575_________________________________________

______Bryce Capital Funds – Bryce Capital Value Series________________________________

(Exact name of registrant as specified in charter)

______2 Thornell Road, Pittsford, NY_________________________________14534___________

(Address of principal executive offices)     (Zip code)

_____Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534_

(Name and address of agent for service)

Registrant’s telephone number, including area code: _585-381-2990___________

Date of fiscal year end: __6/30__________

Date of reporting period: __July 1, 2005 – June 30, 2006_____

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (.OMB.) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.   Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the .Act.) and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.   Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.         Preparation of Report.

1.         This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.         These general instructions are not to be filed with the report.

D.         Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.         Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.         Signature and Filing of Report.

1.         If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.         (a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)        The name of the issuer of the portfolio security;

(b)        The exchange ticker symbol of the portfolio security;

(c)        The Council on Uniform Securities Identification Procedures (.CUSIP.) number for the portfolio security;

(d)        The shareholder meeting date;

(e)        A brief identification of the matter voted on;

(f)        Whether the matter was proposed by the issuer or by a security holder;

(g)        Whether the registrant cast its vote on the matter;

(h)        How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)         Whether the registrant cast its vote for or against management.

Instructions.

1.         In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term .series. means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.         The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)____Bryce Capital Funds_________________________________________________________

By (Signature and Title)*__/s/ Dennis E. Lohouse______________________________________

                                                  Dennis E. Lohouse, Treasurer

Date__July 17, 2006_______________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

Bryce Capital Value Fund								Item 1
Investment Company Act file number: 811- 21575
July 1, 2005 - June 30, 2006

				N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management

National Oilwell Varco, Inc.	NOV	637071101	7/22/2005	Election of Directors	Management	In Favor	Yes	For
National Oilwell Varco, Inc.	NOV	637071101	7/22/2005	Proposal to Ratify Independent Auditors	Management	In Favor	Yes	For
McKesson Corporation	MCK	58155Q103	7/27/2005	Election of Directors	Management	In Favor	Yes	For
McKesson Corporation	MCK	58155Q103	7/27/2005	Proposal to Approve the 2005 Stock Plan	Management	In Favor	Yes	For
McKesson Corporation	MCK	58155Q103	7/27/2005	Proposal to Approve the 2005 Management Incentive Plan	Management	In Favor	Yes	For
McKesson Corporation	MCK	58155Q103	7/27/2005	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
McKesson Corporation	MCK	58155Q103	7/27/2005	Shareholder Proposal Relating to Chairmanship of the Board	Management	Against	Yes	For
Precision Castparts Corporation	PCP	740189105	8/17/2005	Election of Directors	Management	In Favor	Yes	For
Precision Castparts Corporation	PCP	740189105	8/17/2005	Proposal to Ratify the Appointment of Independent Auditors	Management	In Favor	Yes	For
Activision, Inc.	ATVI	004930202	9/15/2005	Election of Directors	Management	In Favor	Yes	For
Activision, Inc.	ATVI	004930202	9/15/2005	Proposal to Approve the Company's 2003 Incentive Plan	Management	In Favor	Yes	For
Activision, Inc.	ATVI	004930202	9/15/2005	Proposal to Approve an Amendment to the Company’s Second Amended and Restated 2002 Employee Stock Purchase Plan	Management	In Favor	Yes	For
Activision, Inc.	ATVI	004930202	9/15/2005	Proposal to Vote and Represent the Shares on any other matters	Management	In Favor	Yes	For
Emulex Corporation	ELX	292475209	12/1/2005	Election of Directors	Management	In Favor	Yes	For
Emulex Corporation	ELX	292475209	12/1/2005	Proposal to Ratify, Approve and Adopt the 2005 Equity Incentive Plan	Management	In Favor	Yes	For
Emulex Corporation	ELX	292475209	12/1/2005	Proposal to Ratify, Approve and Adopt the 1997 Stock Option Plan	Management	In Favor	Yes	For
Emulex Corporation	ELX	292475209	12/1/2005	Proposal to Ratify the Selection of KPMG LLP as Independent Auditors	Management	In Favor	Yes	For
Psychiatric Solutions, Inc.	PSYS	74439H108	12/15/2005	Proposal to Approve an Amendment to the Company’s Amended and Restated Certificate of Incorporation	Management	In Favor	Yes	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C100	12/22/2005	Election of Directors	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C101	12/22/2005

Proposal to Reappoint Kost Forger Gabbay & Kasierer to Audit the Consolidated Financial Statements of the Company and It's Subsidiaries for Fiscal Year 2005 and to Serve as the Company's Independent Auditors Until the Next Annual General Meeting

					Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C102	12/22/2005	Proposal to Approve Compensation and the Grant of Stock Options	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C103	12/22/2005	Proposal to Approve the Change of the Company's Name to M-Systems Ltd.	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C104	12/22/2005	Proposal to Approve the Proposed Amendments to the Company's Articles of Association	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C105	12/22/2005	Proposal to Approve the Amendment of the Current Indemnification Agreements Between the Company and its Directors and Officers	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C105	12/22/2005	Proposal to Approve the Replacement of the Company's Current Directors' and Officers' Insurance Policy	Management	In Favor	No	For
Celadon Group, Inc.	CLDN	150838100	1/12/2006	Election of Directors	Management	In Favor	No	For
Celadon Group, Inc.	CLDN	150838101	1/12/2006	Proposal to Approve the Adoption the Company's 2006 Omnibus Incentive Plan	Management	In Favor	No	For
Celadon Group, Inc.	CLDN	150838102	1/12/2006	Proposal to Approve the Amended and Restated Certificate of Incorporation	Management	In Favor	No	For
Jacobs Engineering Group, Inc.	JEC	469814107	1/26/2006	Election of Directors	Management	In Favor	Yes	For
Jacobs Engineering Group, Inc.	JEC	469814107	1/26/2006	Proposal to Approve Ernst & Young LLP as the Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
Florida Rock Industries, Inc.	FRK	341140101	2/1/2006	Election of Directors	Management	In Favor	No	For
Florida Rock Industries, Inc.	FRK	341140101	2/1/2006	Proposal to Aprove the Amended Management Incentive Compensation Plan	Management	In Favor	No	For
Florida Rock Industries, Inc.	FRK	341140101	2/1/2006	Proposal to Approve the Proposed Amendment of the Company's Articles of Incorporation	Management	In Favor	No	For
Gildan Activewear Inc.	GIL	375916103	2/2/2006	Election of Directors	Management	In Favor	No	For
Gildan Activewear Inc.	GIL	375916103	2/2/2006	Proposal to Appoint KPMG LLP, Chartered Accountants, As Auditors for the Ensuing Year	Management	In Favor	No	For
Gildan Activewear Inc.	GIL	375916103	2/2/2006	Proposal to Adopt a Resolution to Amend the Corporation's Long Term Incentive Plan	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C100	2/6/2006	Election of Directors	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C101	2/6/2006

Proposal to Reappoint Kost Forger Gabbay & Kasierer to Audit the Consolidated Financial Statements of the Company and It's Subsidiaries for Fiscal Year 2005 and to Serve as the Company's Independent Auditors Until the Next Annual General Meeting

					Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C102	2/6/2006	Proposal to Approve Compensation and the Grant of Stock Options	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C103	2/6/2006	Proposal to Approve the Change of the Company's Name to M-Systems Ltd.	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C104	2/6/2006	Proposal to Approve the Proposed Amendments to the Company's Articles of Association	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C105	2/6/2006	Proposal to Approve the Amendment of the Current Indemnification Agreements Between the Company and its Directors and Officers	Management	In Favor	No	For
M-Systems Flash Disk Pioneers LTD.	FLSH	M7061C105	2/6/2006	Proposal to Approve the Replacement of the Company's Current Directors' and Officers' Insurance Policy	Management	In Favor	No	For
Nabors Industries Ltd.	NBR	G6359F103	3/30/2006	Proposal to Approve Amendment to Amended and Restated Bye-Laws to Increase the Total Number of Shares of Common Stock	Management	In Favor	Yes	For
Morgan Stanley	MS	617446448	4/4/2006	Election of Directors	Management	In Favor	Yes	For
Morgan Stanley	MS	617446449	4/4/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Independent Auditors	Management	In Favor	Yes	For
Morgan Stanley	MS	617446450	4/4/2006	Proposal to Amend the Certification of Incorporation to Accelerate the Declassification of the Board of Directors	Management	In Favor	Yes	For
Morgan Stanley	MS	617446451	4/4/2006	Proposal to Amend the Certification of Incorporation to Eliminate the Provision Requiring Pluraliry Voting For Directors	Management	In Favor	Yes	For
Morgan Stanley	MS	617446452	4/4/2006	Proposal to Amend the Certification of Incorporation to Eliminate Certain Supermajority Vote Requirements	Management	In Favor	Yes	For
Morgan Stanley	MS	617446453	4/4/2006	Shareholder Proposal Reguarding Director Elections	Shareholder	Against	Yes	For
Morgan Stanley	MS	617446454	4/4/2006	Shareholder Proposal to Adopt Simple Majority Vote	Shareholder	Against	Yes	For
Morgan Stanley	MS	617446455	4/4/2006	Shareholder Proposal Reguarding Future Severance Agreements with Senior Executives	Shareholder	Against	Yes	For
Lehman Brothers Holdings Inc	LEH	524908100	4/5/2006	Election of Directors	Management	In Favor	Yes	For
Lehman Brothers Holdings Inc	LEH	524908101	4/6/2006	Proposal to Ratify the Selection of Ernst & Young LLP as the Company's Independent Auditors for the 2006 Fiscal Year	Management	In Favor	Yes	For
Lehman Brothers Holdings Inc	LEH	524908102	4/7/2006	Proposal to Adopt an Amendment to the Company's Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock	Management	In Favor	Yes	For
Lehman Brothers Holdings Inc	LEH	524908103	4/8/2006	Proposal to Adopt an Amendment to the Company's Restated Certificate of Incorporation to Provide For the Annual Election of All Directors	Management	In Favor	Yes	For
Giant Industries, Inc.	GI	374508109	4/10/2006	Election of Directors	Management	In Favor	Yes	For
Giant Industries, Inc.	GI	374508109	4/10/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP by the Audit Committee as the Independent Auditors of the Company and it's Subbidiaries for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Corus Bankshares, Inc.	CORS	220873103	4/18/2006	Election of Directors	Management	In Favor	Yes	For
Corus Bankshares, Inc.	CORS	220873103	4/18/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Public Accountants	Management	In Favor	Yes	For
Corus Bankshares, Inc.	CORS	220873103	4/18/2006	Proposal to Amend the Amended and Restated Articles of Incorportation Increasing the Number of Authorized Shares of Common Stock	Management	In Favor	Yes	For
Corus Bankshares, Inc.	CORS	220873103	4/18/2006	Proposal to Approve the Company's 2006 Stock Option Plan	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Election of Directors	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Proposal to Ratify the Appointment of KPMG LLP, as the Corporations's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006

Proposal to Approve an Amendment to the Corporation's Restated Certificate of Incorporation to Eliminate Cumulative Voting to Allow for the Adoption of a Majority Vote Standard in the Election of Directors

					Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Shareholder Proposal Relating to Charitable Contributions	Shareholder	Against	Yes	For
Universal Forest Products, Inc.	UFPI	913543104	4/19/2006	Election of Directors	Management	In Favor	No	For
Universal Forest Products, Inc.	UFPI	913543104	4/19/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as Independent Registered Public Accountants of the Company for the Fiscal Year 2006	Management	In Favor	No	For
Lennox International Inc.	LI	526107107	4/20/2006	Election of Directors	Management	In Favor	Yes	For
Metlife, Inc.	MET	59156R108	4/25/2006	Election of Directors	Management	In Favor	Yes	For
Metlife, Inc.	MET	59156R108	4/25/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2006	Management	In Favor	Yes	For
Ametek, Inc.	AME	031100100	4/25/2006	Election of Directors	Management	In Favor	Yes	For
Ametek, Inc.	AME	031100100	4/25/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for the Year 2006	Management	In Favor	Yes	For
Cash America International	CSH	14754D100	4/26/2006	Election of Directors	Management	In Favor	Yes	For
Cash America International	CSH	14754D100	4/26/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for the Year 2006	Management	In Favor	Yes	For
Motorola, Inc.	MOT	620076109	5/1/2006	Election of Directors	Management	In Favor	Yes	For
Motorola, Inc.	MOT	620076109	5/1/2006	Proposal to Adopt the Company's Omnibus Incentive Plan of 2006	Management	In Favor	Yes	For
Motorola, Inc.	MOT	620076109	5/1/2006	Shareholder Proposal Regarding Redeem or Vote Poison Bill	Shareholder	Against	Yes	For
United Health Group Incorporated	UNH	91324P102	5/2/2006	Election of Directors	Management	In Favor	Yes	For
United Health Group Incorporated	UNH	91324P102	5/2/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as Independent Registered Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
United Health Group Incorporated	UNH	91324P102	5/2/2006	Shareholder Proposal Concerning Director Election Majority Vote Standard	Shareholder	Against	Yes	For
Encore Wire Corporation	WIRE	292562105	5/2/2006	Election of Directors	Management	In Favor	Yes	For
Encore Wire Corporation	WIRE	292562105	5/2/2006	Proposal to Approve the Amendment to the Company's 1999 Stock Option Plan	Management	In Favor	Yes	For
Encore Wire Corporation	WIRE	292562105	5/2/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Auditors for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Piper Jaffray Companies	PJC	724078100	5/2/2006	Election of Directors	Management	In Favor	Yes	For
Piper Jaffray Companies	PJC	724078100	5/2/2006	Proposal to Approve the Amended and Restated 2003 Annual and Long-Term Incentive Plan	Management	In Favor	Yes	For
Piper Jaffray Companies	PJC	724078100	5/2/2006	Proposal to Ratify the Selection of Ernst & Young LLP as the Company's Independent Auditor for the Year Ending December 31, 2006	Management	In Favor	Yes	For
Piper Jaffray Companies	PJC	724078100	5/2/2006	Shareholder Proposal Requesting Declassification of the Board of Directors and Annual Election of All Directors	Shareholder	Against	Yes	For
EOG Resources, Inc.	EOG	26875P101	5/2/2006	Election of Directors	Management	In Favor	No	For
EOG Resources, Inc.	EOG	26875P101	5/2/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Auditors For the Year Ending December 31, 2006	Management	In Favor	No	For
Pediatrix Medical Group, Inc.	PDX	705324101	5/4/2006	Election of Directors	Management	In Favor	Yes	For
Helix Energy Solutions Group, Inc.	HELX	42330P107	5/8/2006	Election of Directors	Management	In Favor	No	For
Guess?, Inc.	GDS	401617105	5/9/2006	Election of Directors	Management	In Favor	No	For
Guess?, Inc.	GDS	401617105	5/9/2006	Proposal to Approve the Amendment and Restatement of the Company's 1996 Non-Employee Directors Stock Grant and Stock Option Plan	Management	In Favor	No	For
Guess?, Inc.	GDS	401617105	5/9/2006	Proposal to Ratify the Appointment of KPMG LLP as the Company's Independent Auditors for the 2006 Fiscal Year	Management	In Favor	No	For
Prudential Financial, Inc.	PRU	744320102	5/9/2006	Election of Directors	Management	In Favor	Yes	For
Prudential Financial, Inc.	PRU	744320102	5/9/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Auditors for the Year Ending December 31, 2006	Management	In Favor	Yes	For
Prudential Financial, Inc.	PRU	744320102	5/9/2006	Shareholder Proposal Regarding Severance Payments	Shareholder	Against	Yes	For
Lazard Ltd.	LAZ	G54050102	5/9/2006	Election of Directors	Management	In Favor	Yes	For
Lazard Ltd.	LAZ	G54050102	5/9/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for 2006	Management	In Favor	Yes	For
O'Reilly Automotive, Inc.	ORLY	686091109	5/9/2006	Election of Directors	Management	In Favor	Yes	For
O'Reilly Automotive, Inc.	ORLY	686091109	5/9/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Auditors	Management	In Favor	Yes	For
Cleveland-Cliffs Inc.	CLF	185896107	5/9/2006	Election of Directors	Management	In Favor	Yes	For
Cleveland-Cliffs Inc.	CLF	185896107	5/9/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Auditors	Management	In Favor	Yes	For
Health Net, Inc.	HNT	42222G108	5/11/2006	Election of Directors	Management	In Favor	Yes	For
Health Net, Inc.	HNT	42222G108	5/11/2006	Proposal to Approve the Company's 2006 Long-Term Incentive Plan	Management	In Favor	Yes	For
Health Net, Inc.	HNT	42222G108	5/11/2006	Proposal to Ratify the Selection of Deloitte & Touche LLP as the Company's Independent Registered Public Accountants	Management	In Favor	Yes	For
Brightpoint, Inc.	CELL	109473405	5/11/2006	Election of Directors	Management	In Favor	No	For
Brightpoint, Inc.	CELL	109473405	5/11/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm For the Fiscal Year Ending December 31, 2006	Management	In Favor	No	For
Davita, Inc.	DVA	23918K108	5/15/2006	Election of Directors	Management	In Favor	Yes	For
Davita, Inc.	DVA	23918K108	5/15/2006	Proposal to Ratify the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year 2006	Management	In Favor	Yes	For
Psychiatric Solutions, Inc.	PSYS	74439H108	5/16/2006	Election of Directors	Management	In Favor	No	For
Psychiatric Solutions, Inc.	PSYS	74439H108	5/16/2006	Proposal to Approve the Company's Equity Incentive Plan	Management	In Favor	No	For
Psychiatric Solutions, Inc.	PSYS	74439H108	5/16/2006	Proposal to Approve the Company's Executive Performance Incentive Plan	Management	In Favor	No	For
Psychiatric Solutions, Inc.	PSYS	74439H108	5/16/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm For the Fiscal Year 2006	Management	In Favor	No	For
Diodes Incorporated	DIOD	254543101	5/17/2006	Election of Directors	Management	In Favor	No	For
Diodes Incorporated	DIOD	254543101	5/17/2006	Proposal to Approve the Restricted Grant to Dr. Keh-Shew Lu of 180,000 Shares of Common Stock	Management	In Favor	No	For
Diodes Incorporated	DIOD	254543101	5/17/2006	Proposal to Approve a Proposed Amendment of the Company's Certificate of Incorporation to Increase the Number of Shares of Common Stock	Management	In Favor	No	For
Diodes Incorporated	DIOD	254543101	5/17/2006	Proposal to Approve Various Proposed Amendments of the 2001 Omnibus Equity Incentive Plan	Management	In Favor	No	For
Diodes Incorporated	DIOD	254543101	5/17/2006	Proposal to Ratify the Appointment of Moss Adams LLP as the Company's Independent Registered Public Accounting Firm For the Fiscal Year Ending December 31, 2006	Management	In Favor	No	For
Seagate Technology	STX	G7945J104	5/17/2006	Proposal to Approve the Issuance of Seagate Common Shares Pursuant to the Agreement and Plan of Merger	Management	In Favor	Yes	For
Seagate Technology	STX	G7945J104	5/17/2006	Proposal to Approve Adjournment of the Extraordinary General Meeting to a Later Date or Dates	Management	In Favor	Yes	For
Genworth Financial, Inc.	GNW	37247D106	5/17/2006	Election of Directors	Management	In Favor	Yes	For
Genworth Financial, Inc.	GNW	37247D106	5/17/2006	Proposal to Ratify the Selection of KPMG LLP as the Company's Independent Registered Public Accounting Firm for 2006	Management	In Favor	Yes	For
Ace Limited	ACE	G0070K103	5/18/2006	Election of Directors	Management	In Favor	Yes	For
Ace Limited	ACE	G0070K103	5/18/2006	Proposal to Approve an Amendment to the Company's Employee Stock Purchase Plan	Management	In Favor	Yes	For
Ace Limited	ACE	G0070K103	5/18/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Aldila, Inc.	ALDA	014384200	5/18/2006	Election of Directors	Management	In Favor	Yes	For
Aldila, Inc.	ALDA	014384200	5/18/2006	Proposal to Ratify the Appointment of Peterson & Co., LLP as the Company's Independent Accountant	Management	In Favor	Yes	For
Aldila, Inc.	ALDA	014384200	5/18/2006	Proposal to Authorize at Their Discretion the Proxies to Vote Upon Such Other Buisness As May Properly Come Before the Meeting or Any Adjournment Thereof	Management	In Favor	Yes	For
Oil States International, Inc.	OIS	678026105	5/18/2006	Election of Directors	Management	In Favor	Yes	For
Oil States International, Inc.	OIS	678026105	5/18/2006	Proposal to Ratify the Selection of Ernst & Young LLP as the Company's Auditors for the Current Year	Management	In Favor	Yes	For
Dean Foods Company	DF	242370104	5/19/2006	Election of Directors	Management	In Favor	Yes	For
Dean Foods Company	DF	242370104	5/19/2006	Proposal to Ratify Deloitte & Touche LLP as Independent Auditor	Management	In Favor	Yes	For
Dean Foods Company	DF	242370104	5/19/2006	Shareholder Proposal Regarding Sustainability Report	Shareholder	Against	Yes	For
Range Resources Corporation	RRC	75281A109	5/24/2006	Election of Directors	Management	In Favor	Yes	For
Range Resources Corporation	RRC	75281A109	5/24/2006	Proposal to Amend the 2005 Equity-Based Compensation Plan in Regards to Performance Criteria	Management	In Favor	Yes	For
Range Resources Corporation	RRC	75281A109	5/24/2006	Proposal to Amend the 2005 Equity-Based Compensation Plan to Increase the Number of Shares of Common Stock Authorized to be Issued Under That Plan	Management	In Favor	Yes	For
Range Resources Corporation	RRC	75281A109	5/24/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
ATP Oil & Gas	ATPG	00208J108	6/14/2006	Election of Directors	Management	In Favor	Yes	For
ATP Oil & Gas	ATPG	00208J108	6/14/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Auditors For the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Armor Holdings, Inc.	AH	042260109	6/20/2006	Election of Directors	Management	In Favor	Yes	For
Armor Holdings, Inc.	AH	042260109	6/20/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as Independent Auditors for the Year Ending December 31, 2006	Management	In Favor	Yes	For
Be Aerospace, Inc.	BEAV	073302101	6/28/2006	Election of Directors	Management	In Favor	Yes	For
Be Aerospace, Inc.	BEAV	073302101	6/28/2006	Proposal to Amend the 2005 Long-Term Incentive Plan	Management	In Favor	Yes	For
Be Aerospace, Inc.	BEAV	073302101	6/28/2006	Proposal to Amend the Certification of Incorporation	Management	In Favor	Yes	For
Be Aerospace, Inc.	BEAV	073302101	6/28/2006	Shareholder Proposal Regarding the Macbride Principals	Shareholder	Against	Yes	For
Mobile Mini, Inc.	MINI	60740F105	6/28/2006	Election of Directors	Management	In Favor	Yes	For
Mobile Mini, Inc.	MINI	60740F105	6/28/2006	Proposal to Approve the Company's 2006 Equity Incentive Plan	Management	In Favor	Yes	For
Mobile Mini, Inc.	MINI	60740F105	6/28/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm	Management	In Favor	Yes	For